INITIAL PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	May 13, 2022	Dec. 31, 2023	Sep. 30, 2024	Jul. 12, 2024	Dec. 31, 2022
INITIAL PUBLIC OFFERING
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issuable per warrant					1
Exercise price of warrants					$ 3.61
Class A common stock
INITIAL PUBLIC OFFERING
Common stock, par value (in dollars per share)			$ 0.0001
Monterey Capital Acquisition Corporation
INITIAL PUBLIC OFFERING
Common stock, par value (in dollars per share)		0.0001		$ 0.0001
Exercise price of warrants		1
Monterey Capital Acquisition Corporation | Class A common stock
INITIAL PUBLIC OFFERING
Common stock, par value (in dollars per share)		$ 0.0001			$ 0.0001
Monterey Capital Acquisition Corporation | Public Warrants
INITIAL PUBLIC OFFERING
Public warrants exercisable term after the completion of a business combination		30 days
Public warrants expiration term		5 years
Monterey Capital Acquisition Corporation | Warrants
INITIAL PUBLIC OFFERING
Public warrants exercisable term after the completion of a business combination	30 days
Public warrants expiration term	5 years
Monterey Capital Acquisition Corporation | Warrants | Class A common stock
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.5
Monterey Capital Acquisition Corporation | Initial public offering
INITIAL PUBLIC OFFERING
Number of units sold	9,200,000
Purchase price, per unit	$ 10
Number of rights in a unit	one
Number of common shares unit	0.10
Monterey Capital Acquisition Corporation | Initial public offering | Class A common stock
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Common stock, par value (in dollars per share)	$ 0.0001
Monterey Capital Acquisition Corporation | Initial public offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit	1
Monterey Capital Acquisition Corporation | Initial public offering | Public Warrants | Class A common stock
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.5
Monterey Capital Acquisition Corporation | Initial public offering | Warrants
INITIAL PUBLIC OFFERING
Exercise price of warrants	$ 11.5
Monterey Capital Acquisition Corporation | Initial public offering | Warrants | Class A common stock
INITIAL PUBLIC OFFERING
Number of warrants in a unit	1
Number of shares issuable per warrant	1